PENSION AND POSTRETIREMENT EMPLOYEE BENEFIT PLANS - Amounts Recognized in Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
U.S. Postretirement Benefit Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Unrecognized actuarial losses	$ (2)	$ (3)
Unrecognized prior service credits	8	11
United States | Pension Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Unrecognized actuarial losses	(18)	(21)
Unrecognized prior service credits	0	0
Non-U.S. Plans | Pension Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Unrecognized actuarial losses	(42)	(76)
Unrecognized prior service credits	$ 25	$ 27